Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity
Stockholders' Equity

11. Stockholders’ Equity

On June 7, 2024, the Company filed a Certificate of Amendment to its Certificate of Incorporation, or the Certificate, with the Secretary of State of the State of Delaware, which the Company’s stockholders approved at the Company’s Annual Meeting of Stockholders on June 4, 2024. The Certificate increased the authorized number of shares of common stock of the Company from 8,333,333 shares to 16,666,667 shares. The additional shares of common stock authorized by the Certificate have rights identical to the currently outstanding common stock of the Company and any issuance of common stock authorized by the Certificate would not affect the rights of the holders of currently outstanding common stock of the Company, except for effects incidental to increasing the number of shares of the Company’s common stock outstanding, such as dilution of the earnings per share and voting rights of current holders of common stock. As of September 30, 2024, there were 4,570,553 shares of common stock and no shares of preferred stock issued and outstanding.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors, subject to the preferential rights of the holders of preferred stock, if any.

During the three months ended September 30, 2024, an aggregate of 740 time-based restricted stock units of a certain employee vested and were settled in shares of the Company’s common stock. During the nine months ended September 30, 2024, an aggregate of 18,786 time-based restricted stock units of certain employees and the Board of Directors vested and were settled in shares of the Company’s common stock (See Note 15, Stock-Based Compensation).

During the three months ended September 30, 2024, no performance-based restricted stock units vested or were settled in shares of the Company’s common stock. During the nine months ended September 30, 2024, an aggregate of 11,708 performance-based restricted stock units of certain employees vested and were settled in shares of the Company’s common stock (See Note 15, Stock-Based Compensation).

During the three months ended September 30, 2023, an aggregate of 1,345 time-based restricted stock units of certain employees vested and were settled in shares of the Company’s common stock. During the nine months ended September 30, 2023, an aggregate of 16,199 time-based restricted stock units of certain employees and the Board of Directors were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

During the three and nine months ended September 30, 2023, no performance-based restricted stock units vested or were settled in shares of the Company’s common stock.

In order to fund our future operations, including our planned clinical trials at the time, on March 1, 2022, the Company filed a universal shelf registration statement, or the Shelf Registration Statement, which provides for aggregate offerings of up to $300,000 of common stock, preferred stock, debt securities, warrants or any combination thereof. The Shelf Registration Statement was declared effective by the Securities and Exchange Commission on May 11, 2022. The securities registered under the Shelf Registration Statement include $154,500 of unsold securities that had been registered under our previous Registration Statement on Form S-3 (File

No. 333-230333) that was declared effective on April 4, 2019. On March 6, 2024, the date the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2023, it became subject to the offering limits in General Instruction I.B.6 of Form S-3. Pursuant to General Instruction I.B.6 of Form S-3, in no event will the Company sell shares of its common stock under its Shelf Registration Statement with a value of more than one-third of its public float in any 12-month period, so long as its public float is less than $75,000. The Company has not offered and sold any shares of its common stock pursuant to General Instruction I.B.6 to Form S-3 during the prior 12 calendar month period that ends on and includes the date hereof.

Also in March 2022, the Company entered into the open market sales agreement with Jefferies LLC as sales agent, or the Sales Agreement, pursuant to which it could issue and sell common stock with an aggregate value of up to $80,000 in an at-the-market offering. Jefferies is acting as the sole sales agent for any sales made under the Sales Agreement for a 3% commission on gross proceeds. In June 2024, the Company filed an amendment to the prospectus dated May 11, 2022 for the at-the-market offering, or the ATM Prospectus, to update the amount of shares of its common stock it is eligible to sell under General Instruction I.B.6 of Form S-3, as described above, and pursuant to the Sales Agreement. Pursuant to General Instruction I.B.6 of Form S-3, in no event will the Company sell shares of its common stock pursuant to the ATM Prospectus, as amended, with a value of more than one-third of its public float in any 12-month period, so long as its public float is less than $75,000. If the Company’s public float increases above $75,000 such that it may sell additional amounts under the Sales Agreement and the ATM Prospectus, it will file another amendment to the ATM Prospectus prior to making additional sales in excess of the limitations of General Instruction I.B.6 of Form S-3. The common stock will be sold at prevailing market prices at the time of the sale, and, as a result, prices may vary. Unless otherwise terminated earlier, the Sales Agreement continues until all shares available under the Sales Agreement have been sold. No shares were sold under the Sales Agreement during the three and nine months ended September 30, 2024. During the three and nine months ended September 30, 2023, 32,240 shares were sold under the Sales Agreement and the Company received net proceeds of $1,117. In recognition of the decision by its Board of Directors to approve a streamlined operating plan exploring strategic alternatives, as described elsewhere in this report, the Company currently does not have any intention to sell shares pursuant to the Sales Agreement.

11. Stockholders’ Equity

The Company’s Board of Directors has authorized 8,333,333 shares of the Company’s common stock, par value $0.001 per share, and 5,000,000 shares of undesignated preferred stock, par value $0.001 per share, that may be issued from time to time by the Board of Directors of the Company in one or more series. As of December 31, 2023, there were 4,540,059 shares of common stock and no shares of preferred stock issued and outstanding.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors, subject to the preferential rights of the holders of preferred stock, if any.

In October 2023, as a result of completion of the quarterly vesting period for restricted stock units granted in October 2021, an aggregate of 740 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In August 2023, as a result of completion of the vesting period for restricted stock units granted in October 2022, an aggregate of 606 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In July 2023, as a result of completion of the quarterly vesting period for restricted stock units granted in October 2021, an aggregate of 740 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In June 2023, as a result of completion of the final vesting period for restricted stock units granted in December 2021, an aggregate of 2,183 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In June 2023, as a result of the completion of the one-year vesting period, an aggregate of 4,948 restricted stock units of members of the Board of Directors vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In April 2023, as a result of completion of the quarterly vesting period for restricted stock units granted in October 2021, an aggregate of 740 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In March 2023, as a result of the completion of the second year of the three-year vesting period for restricted stock units granted in March 2021, an aggregate of 1,333 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In February 2023, as a result of the completion of the first year of the three-year vesting period for restricted stock units granted in February 2022, an aggregate of 3,577 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

Also in February 2023, as a result of the completion of the third year of the three-year vesting period for restricted stock units granted in February 2020, an aggregate of 1,333 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In January 2023, as a result of completion of the quarterly vesting period for restricted stock units granted in October 2021, an aggregate 740 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In December 2022, as a result of the achievement of certain performance targets, an aggregate of 2,184 performance-based restricted stock units of certain employees vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In October 2022, as a result of the completion of the first year of vesting associated with awards granted to the Company’s new Chief Executive Officer, or CEO, an aggregate of 2,958 restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In September 2022, as a result of the appointment of the Company’s new Chief Financial Officer, or CFO, 625 time-based restricted stock units held by the Company’s interim principal financial and accounting officer vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In June 2022, as a result of the accelerated vesting of restricted stock units previously granted to the Company’s former CEO, an aggregate of 2,833 restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In June 2022, as a result of the completion of the one-year vesting period, an aggregate of 3,600 restricted stock units of members of the Board of Directors vested and were settled in shares of the Company’s common stock. Also in June 2022, the Company granted 990 fully vested restricted stock units, which were immediately settled in shares of common stock, to the Company’s chairman in consideration of his effort in connection with the Company’s CEO transition in 2021 (see Note 15, Stock-Based Compensation).

In March 2022, as a result of the achievement of certain performance targets, an aggregate of 3,167 performance-based restricted stock units of certain employees vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In March 2022, as a result of the completion of the first year of the three-year vesting period for restricted stock units granted in March 2021 and the full vesting of the second tranche of restricted stock units granted to the new CEO in October 2021, an aggregate of 3,273 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In March 2022, the Company filed a universal shelf registration statement, or the Shelf Registration Statement, which provides for aggregate offerings of up to $300,000 of common stock, preferred stock, debt securities, warrants or any combination thereof. The Shelf Registration Statement was declared effective on May 11, 2022. The securities registered under the Shelf Registration Statement include $154,525 of unsold securities that had been registered under the Company’s previous Registration Statement on Form S-3 (File No. 333-230333) that was declared effective on April 4, 2019.

Also in March 2022, the Company entered into the Sales Agreement, pursuant to which it may, from time to time, issue and sell common stock with an aggregate value of up to $80,000 in an at-the-market offering pursuant to the Shelf Registration Statement.

Jefferies is acting as sole sales agent for any sales made under the Sales Agreement for a 3% commission on gross proceeds. The common stock will be sold at prevailing market prices at the time of the sale, and, as a result, prices may vary. Unless otherwise terminated earlier, the Sales Agreement continues until all shares available under the Sales Agreement have been sold. During the year ended December 31, 2023, 32,240 shares were sold under the Sales Agreement and the Company received net proceeds of $1,117.

The Company may offer additional securities under its Shelf Registration Statement from time to time in response to market conditions or other circumstances if it believes such a plan of financing is in the best interests of its stockholders.

In February 2022, as a result of the completion of the second year of the three-year vesting period for restricted stock units granted in February 2020, an aggregate of 2,722 time-based restricted stock units vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In October 2021, the Company issued 273,533 shares of its common stock to Vifor International in connection with the milestone earned for the U.S. regulatory approval of KORSUVA injection in August 2021 (see Note 13, Collaboration and Licensing Agreements).

In August 2021, as a result of the achievement of certain performance targets, an aggregate of 3,667 performance-based restricted stock units of various executive officers vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In June 2021, as a result of the completion of the one-year vesting period, an aggregate of 3,000 restricted stock units of members of the Board of Directors vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In February and March 2021, as a result of the achievement of certain performance targets, an aggregate of 6,396 performance-based restricted stock units of various executive officers vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).

In February 2021, as a result of the completion of the first year of the three-year vesting period, an aggregate of 2,722 time-based restricted stock units of various executive officers vested and were settled in shares of the Company’s common stock (see Note 15, Stock-Based Compensation).